Business developments (Details 4) (CHF) Share data in Millions, unless otherwise specified	Mar. 29, 2013	Jul. 31, 2012
Buffer Capital Notes (BCN)
Capital Developments
Value of hybrid tier 1 instruments to be converted		1,700,000,000
Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Securities with preferential subscription rights exercised by shareholders		1,800,000,000
Securities purchased by strategic and institutional investors		2,000,000,000
Number of convertible shares	233.5
Securities without preferential subscription rights purchased by strategic investors		2,000,000,000
Value of investor securities issued to raise capital		3,800,000,000
Conversion price of financial securities	16.29